 As filed with the Securities and Exchange Commission on or about June 3, 2005

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                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form N-1A

Registration Statement under the Securities Act of 1933           [ ]
Registration No. 333-65269
Pre-Effective Amendment No.                                       [ ]
                            ----
Post-Effective Amendment No. 10                                   [X]
Registration Statement under the Investment Company Act of 1940 [ ] Registration No. 811-09037
Amendment No. 11                                                  [X]

                                   ----------

                           Nuveen Investment Trust III
         (Exact Name of Registrant as Specified in Declaration of Trust)

     333 West Wacker Drive, Chicago, Illinois                    60606
     (Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, Including Area Code:        (312) 917-7700

                                                             Copies to:
           Jessica R. Droeger--Vice President               Eric F. Fess
                           and                           Chapman and Cutler
                        Secretary                      111 West Monroe Street
                  333 West Wacker Drive                Chicago, Illinois 60603
                 Chicago, Illinois 60606
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant   [X] on July 15, 2005 pursuant to
     to paragraph (b)                       paragraph (a)(1)

[ ]  on (date) pursuant to paragraph    [ ] 75 days after filing pursuant to
     (b)                                    paragraph (a)(2)

[ ]  60 days after filing pursuant to   [ ] on (date) pursuant to paragraph
     paragraph (a)(1)                       (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Contents
                                       of
                         Post-Effective Amendment No. 10

     This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

     The Facing Sheet

     Part A--Prospectus for the Nuveen Short Duration Bond Fund, Nuveen Core Bond Fund and the Nuveen High Yield Bond Fund (the "Funds") incorporated by reference to Post-Effective Amendment No. 9

     Part B--Statement of Additional Information for the Funds incorporated by reference to Post-Effective Amendment No. 9

     Part C--Other Information

     Signatures

     Index to Exhibits

     Exhibits

                            Part C--Other Information

Item 22: Exhibits:

(a)(1).   Declaration of Trust of Registrant./(1)/

(a)(2).   Establishment and Designation of Classes dated August 20, 1998./(1)/

(a)(3).   Establishment and Designation of Series dated August 20, 1998./(4)/

(a)(4). Amended Establishment and Designation of Classes dated November 16, 2000./(5)/

(a)(5).   Amended Designation of Series dated October 7, 2004./(7)/

(b).      By-Laws of Registrant./(1)/

(c).      Specimen certificate of Shares of the Fund./(1)/

(d)(1). Management Agreement between Registrant and Nuveen Institutional Advisory Corp./(1)/

(d)(2).   Renewal of Management Agreement./(6)/

(d)(3) Management Agreement between Registrant and Nuveen Asset Management Inc./(9)/

(e)(1). Distribution Agreement between Registrant and John Nuveen & Co. Incorporated./(2)/

(e)(2).   Dealer Management Agreement./(2)/

(e)(3).   Renewal of Distribution Agreement./(6)/

(f).      Not applicable.

(g). Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company./(10)/

(h). Mutual Fund Service Agreement between Nuveen Funds and Chase Global Funds Services Company./(1)/

(i)(1).   Opinion and consent of Chapman and Cutler./(2)/

(i)(2).   Opinion and consent of Bingham, Dana & Gould./(2)/

(i)(3).   Opinion and consent of Chapman and Cutler dated January 28, 2002./(6)/

(i)(4). Opinion and consent of Chapman and Cutler LLP, dated December 15, 2004./(9)/

(i)(5). Opinion and consent of Bingham McCutchen LLP, dated December 15, 2004./(9)/

(j).      Consent of Independent Registered Public Accounting Firm./(9)/

(k).      Not applicable.

(l).      Subscription Agreement with Nuveen Institutional Advisory Corp./(2)/

(m).      Plan of Distribution and Service Pursuant to Rule 12b-1./(1)/

(n).      Multi-Class Plan./(2)/

(o).      Not applicable.

(p).      Code of Ethics and Reporting Requirements./(10)/

(z)(1). Original Powers of Attorney for Messrs. Dean, Leafstrand, Bacon, Kissick, and Ms. Wellington, Trustees, authorizing, among others, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement./(1)/

(z)(2). Original Power of Attorney for Mr. Schwertfeger to execute the Registration Statement./(2)/

(z)(3). Original Power of Attorney for Mr. Evans to execute the Registration Statement./(3)/

(z)(4). Original Power of Attorney for Mr. Bennett authorizing, among others, Larry W. Martin, Gifford R. Zimmerman and Jessica R. Droeger, to execute the Registration Statement./(6)/

(z)(5). Original Power of Attorney for Mr. Schneider and Ms. Stockdale authorizing, among others, Larry W. Martin, Gifford R. Zimmerman and Jessica R. Droeger, to execute the Registration Statement./(7)/

(z)(6). Original Power of Attorney for Mr. Bremner, Mr. Brown and Mr. Hunter authorizing, among others, Larry W. Martin, Gifford R. Zimmerman and Jessica R. Droeger, to execute the Registration Statement./(8)/

(z)(7) Original Power of Attorney for Mr. Kundert and Mr. Sunshine authorizing, among others, Larry W. Martin, Gifford R. Zimmerman and Jessica R. Droeger to execute the Registration Statement./(10)/

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/(1)/ Incorporated by reference to the initial registration statement filed on
     Form N-1A for Registrant.
/(2)/ Incorporated by reference to pre-effective amendment No. 1 filed on Form
     N-1A for Registrant.
/(3)/ Incorporated by reference to post-effective amendment No. 1 filed on Form
     N-1A for Registrant.
/(4)/ Incorporated by reference to post-effective amendment No. 2 filed on Form
     N-1A for Registrant.
/(5)/ Incorporated by reference to post-effective amendment No. 3 filed on Form
     N-1A for Registrant.
/(6)/ Incorporated by reference to post-effective amendment No. 4 filed on Form
     N-1A for Registrant.
/(7)/ Incorporated by reference to post-effective amendment No. 5 filed on Form
     N-1A for Registrant.
/(8)/ Incorporated by reference to post-effective amendment No. 6 filed on Form
     N-1A for Registrant.
/(9)/ Incorporated by reference to post-effective amendment No. 7 filed on Form
     N-1A for Registrant.
/(10)/ Incorporated by reference to post-effective amendment No. 8 filed on Form
      N-1A for Registrant.

Item 23: Persons Controlled by or under Common Control with Fund.

     Not applicable.

Item 24: Indemnification.

     Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

          Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

          (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

          (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

               (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

               (ii) by written opinion of independent legal counsel.

     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

          (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                   ----------

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25: Business and Other Connections of Investment Adviser

     (a) Nuveen Asset Management ("NAM") manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

     A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

                                     Other Business, Profession, Vocation or
Name and Position with NAM               Employment During Past Two Years
------------------------------   -----------------------------------------------
John P. Amboian, President
and Director..................   President and Director of Nuveen Investments,
                                 Inc., Nuveen Investments, LLC, Nuveen Advisory
                                 Corp.*, Nuveen Institutional Advisory Corp.*,
                                 Rittenhouse Asset Management, Inc., Nuveen
                                 Investments Advisors Inc., and Nuveen
                                 Investments Holdings, Inc.

Alan Berkshire, Senior Vice
President, Secretary and
General Counsel...............   Senior Vice President, Secretary and General
                                 Counsel of Nuveen Investments, Inc., Nuveen
                                 Investments, LLC, Rittenhouse Asset Management,
                                 Inc. and Nuveen Investments Holdings, Inc.;
                                 Senior Vice President and Secretary (since
                                 1998) of Nuveen Institutional Advisory Corp.*,
                                 Nuveen Advisory Corp.* and Nuveen Investments
                                 Advisors Inc.; Assistant Secretary of NWQ
                                 Investment Management Company, LLC and
                                 Secretary of Symphony Asset Management, LLC.

Mary E. Keefe, Managing
Director and Chief
Compliance Officer............   Managing Director (since June 2004) of Nuveen
                                 Investments, Inc.; Managing Director and Chief
                                 Compliance Officer of Nuveen Investments, LLC,
                                 Nuveen Investments Advisers Inc., Nuveen
                                 Institutional Advisory Corp.*, Nuveen Advisory
                                 Corp. *, Nuveen Investments Institutional
                                 Services Group LLC and Rittenhouse Asset
                                 Management, Inc.; Head of Global Compliance
                                 (January 2004 - May 2004) Citadel Investment
                                 Group; Director, Midwest Regional Office
                                 (1994-2003) United States Securities and
                                 Exchange Commission.

                                     Other Business, Profession, Vocation or
Name and Position with NAM               Employment During Past Two Years
------------------------------   -----------------------------------------------

Margaret E. Wilson, Senior
Vice President, Finance.......   Senior Vice President, Finance of Nuveen
                                 Investments, Inc., Nuveen Investments, LLC,
                                 Nuveen Institutional Advisory Corp.*, Nuveen
                                 Advisory Corp.*, Rittenhouse Asset Management,
                                 Inc., Nuveen Investments Advisors Inc., and
                                 Nuveen Investments Holdings, Inc.

* Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were organized into Nuveen Asset Management, effective January 1, 2005.

Item 26: Principal Underwriters

     (a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and III. Nuveen is also serving as the principal underwriter to Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund, closed-end management type investment companies.

     (b)

Name and Principal            Positions and Offices        Positions and Offices
Business Address                 with Underwriter             with Registrant
-----------------------  -------------------------------  ----------------------
Timothy R. Schwertfeger  Chairman of the Board, Chief     Chairman and Trustee
333 West Wacker Drive    Executive Officer, and Director
Chicago, IL 60606

John P. Amboian          President and Director           None
333 West Wacker Drive
Chicago, IL 60606

William Adams IV         Executive Vice President         None
333 West Wacker Drive
Chicago, IL 60606

Alan G. Berkshire        Senior Vice President,           None
333 West Wacker Drive    Secretary and General Counsel
Chicago, IL 60606

Robert K. Burke          Vice President                   None
333 West Wacker Drive
Chicago, IL 60606

Name and Principal            Positions and Offices        Positions and Offices
Business Address                 with Underwriter             with Registrant
-----------------------  -------------------------------  ----------------------
Peter H. D'Arrigo        Vice President and Treasurer     Vice President and
333 West Wacker Drive                                     Treasurer
Chicago, IL 60606

Jessica R. Droeger       Vice President and Assistant     Vice President and
333 West Wacker Drive    Secretary                        Secretary
Chicago, IL 60606

Stephen D. Foy           Vice President and Funds         Vice President and
333 West Wacker Drive    Controller                       Controller
Chicago, IL 60606

Mary E. Keefe            Managing Director and Chief      None
333 West Wacker Drive    Compliance Officer
Chicago, IL 60606

Larry W. Martin          Vice President and Assistant     Vice President and
333 West Wacker Drive    Secretary                        Assistant Secretary
Chicago, IL 60606

Paul C. Williams         Managing Director                None
333 West Wacker Drive
Chicago, IL 60606

Margaret E. Wilson       Senior Vice President, Finance   None
333 West Wacker Drive
Chicago, IL 60606

Gifford R. Zimmerman     Managing Director and            Chief Administrative
333 West Wacker Drive    Assistant Secretary              Officer
Chicago, IL 60606

     (c) Not applicable.

Item 27: Location of Accounts and Records

     Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

     State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Institutional Advisory Corp.

     Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 28: Management Services

     Not applicable.

Item 29: Undertakings

     (a) Not applicable.

                                   Signatures

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 3rd day of June, 2005.

                                          Nuveen Investment Trust III


                                          /s/ Jessica R. Droeger
                                          --------------------------------------
                                          Jessica R. Droeger
                                          Vice President and Secretary

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                      Title                       Date
------------------------   -------------------------   -------------------------


   /s/ Stephen D. Foy      Vice President and                 June 3, 2005
------------------------   Controller (principal
     Stephen D. Foy        financial and
                           accounting officer)


/s/ Gifford R. Zimmerman   Chief Administrative               June 3, 2005
------------------------   Officer (principal
  Gifford R. Zimmerman     executive officer)

Timothy R. Schwertfeger*   Chairman of the Board and
                           Trustee


                                                       By /s/ Jessica R. Droeger
                                                          ----------------------
   Robert P. Bremner*      Trustee                          Jessica R. Droeger
                                                             Attorney-in-Fact
   Lawrence H. Brown*      Trustee                             June 3, 2005

     Jack B. Evans*        Trustee

   William C. Hunter*      Trustee

   David J. Kundert*       Trustee

 William J. Schneider*     Trustee

  Judith M. Stockdale*     Trustee

  Eugene S. Sunshine*      Trustee

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* Original powers of attorney authorizing, among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and have previously been filed with the Securities and Exchange Commission or are filed herewith.

                                  Exhibit Index

Exhibit                                                              Sequential
Number                              Exhibit                        Numbered Page
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